Commitments and Contingencies (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Maximum | US
Commitments and Contingencies
Contractual lease period	1 year
Maximum | Singapore
Commitments and Contingencies
Contractual lease period	1 year
Selling, general, and administrative expenses
Commitments and Contingencies
Rent expenses	¥ 6,019	¥ 6,350	¥ 13,288
Selling, general, and administrative expenses | Tokyo and Osaka, Japan
Commitments and Contingencies
Rent expenses	2,370	1,024	¥ 12,340
Other assets | Tokyo and Osaka, Japan
Commitments and Contingencies
Security deposit	¥ 1,794	¥ 1,500